Summary of Significant Accounting Policies - Schedule of disaggregation of net revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of net revenues [Line Items]
Net revenues	¥ 5,625,919	$ 770,748	¥ 5,389,208	¥ 5,013,182
Learning services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,747,290	376,378	3,148,114	3,084,375
Tutoring services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,384,664		2,914,064	2,886,126
Fee-based premium services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	362,626		234,050	198,249
Smart devices [Member]
Disaggregation of net revenues [Line Items]
Net revenues	903,669	123,802	909,192	1,256,446
Online marketing services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	¥ 1,974,960	$ 270,568	¥ 1,331,902	¥ 672,361